Commitments and Contingencies (Details 3)	12 Months Ended
Dec. 31, 2013 Claimant
Product Liability - Filters
Product Liability Litigation
Number of customers who obtained an order in the French Courts against SAS 3M Purification	1
Number of customers who filed a lawsuit against 3M Deutshland GmbH	1
Number of other customers the Company has resolved claims with	2
Product Liability Litigation - EDF
Product Liability Litigation
Number of lawsuits filed	1
Product Liability Litigation - EDF | Maximum
Product Liability Litigation
Estimated time commercial court may take to render decision	1 year
Product Liability Litigation - EDF | Minimum
Product Liability Litigation
Estimated time commercial court may take to render decision	6 months